Note 7 - Deferred Finance Charges (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Issuance Costs, Noncurrent, Net	$ 540,414	$ 1,879,537
Debt Issuance Costs, Gross	7,055,914	6,343,300
Amortization of Debt Issuance Costs	$ 715,587	$ 587,157	$ 656,341